Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 42,001	$ 12,430
Provision bad debt expense	12,069	50,703
Reversal against the allowance	(7,746)	(21,132)
Balance at end of year	$ 46,324	$ 42,001